LONG-TERM DEBT AND FINANCE LEASE OBLIGATIONS - Asset-Based Loan Facilities (Details) $ in Millions	Mar. 12, 2020 USD ($)	Dec. 02, 2018 USD ($)	Nov. 16, 2018 USD ($)	Dec. 21, 2015 USD ($)	Feb. 29, 2020 USD ($)	Feb. 23, 2019 USD ($)
Debt Instrument [Line Items]
Outstanding balance on letters of credit					$ 90.3	$ 143.0
Line of credit | Asset-Based Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 4,000.0
Basis spread on variable rate	2.00%
Capitalized financing costs			$ 13.5
Repayments of lines of credit		$ 610.0
Amount of outstanding borrowings	$ 2.0				0.0
Covenant triggering threshold, percentage of aggregate commitments				10.00%
Covenant triggering threshold, excess availability amount				$ 250.0
Debt covenant, fixed charge coverage ratio				1.0
Line of credit | Asset-Based Loan Facility | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate			1.25%
Line of credit | Asset-Based Loan Facility | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate			1.75%
Line of credit | LOC Sub-facility
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 1,975.0
Letter of credit | LOC Sub-facility
Debt Instrument [Line Items]
Outstanding balance on letters of credit	$ 454.5				$ 454.5	$ 520.8